Summary of Significant Accounting Policies - cash through inventory (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term Investments [Abstract]
Short-term investments	¥ 2,718,303		$ 400,363	¥ 111,000
Restricted as collateral for bank borrowings and letter of guarantee	2,000,202	¥ 96,000
Receivables [Abstract]
Current period provision	¥ (1,055)	¥ 0